3. Significant Accounting Policies: New Accounting Standards Issued but Not Yet Effective (Policies)	12 Months Ended
Jul. 31, 2019
Policies
New Accounting Standards Issued but Not Yet Effective

(k)    New Accounting Standards Issued but Not Yet Effective

New standards and interpretations not yet adopted Certain new standards, interpretations and amendments to existing standards have been issued by the IASB that are mandatory for future accounting periods with early adoption permitted.  Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

Standard is effective for annual periods beginning on or after January 1, 2019:

IFRS 16 Leases - In June 2016, the IASB issued IFRS 16 - Leases.   IFRS 16 establishes principles for the recognition, measurement, presentation and disclosure of leases, with the objective of ensuring that lessees and lessors provide relevant information that faithfully represents those transactions. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently. However, lessees are no longer classifying leases as either operating leases or finance leases as it is required by IAS 17. The standard is effective for annual periods beginning on or after January 1, 2019.  The Company is assessing the impact of this new standard on its consolidated financial statements.